Equity - Additional Information (Detail) - Normal Course Issuer Bid [member] $ / shares in Units, $ / shares in Units, $ in Millions, $ in Billions			3 Months Ended
	Dec. 23, 2019 USD ($) $ / shares shares	Dec. 19, 2019 shares	Jan. 31, 2020 CAD ($) $ / shares shares
Share repurchase program December 24, 2019 to December 23, 2020 [member]
Disclosure of classes of share capital [line items]
Maximum number of shares approved for repurchase		30,000,000
Share repurchase program June 18, 2019 to December 23, 2019 [member]
Disclosure of classes of share capital [line items]
Common shares repurchase programs	20,000,000		4,200,000
Normal course issuer bid termination date	Jun. 17, 2020
Repurchased average price per share | (per share)	$ 75.35		$ 73.51
Repurchases amount	$ 1.5		$ 306